Property, Net (Tables)	12 Months Ended
Dec. 31, 2014
Property, Plant and Equipment, Net [Abstract]
Property, Plant and Equipment
Property, net consisted of:

	Estimated Useful Lives	December 31,
		2014	2013
	(Years)	(in millions)
Land	—	$148	$167
Land and leasehold improvements	3-20	107	94
Buildings	40	614	620
Machinery, equipment and tooling	3-20	3,265	3,007
Furniture and office equipment	3-10	256	208
Construction in progress	—	336	299
Total		4,726	4,395
Less: accumulated depreciation		(1,705)	(1,465)
Total property, net		$3,021	$2,930